Operating costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Operating costs
Staff costs (note 19)	SFr 242,591	SFr 238,527		SFr 253,086
Depreciation (notes 8/9)	192,698	11,752		8,814
External research and development costs	435,189	942,714		7,883,522
Patent maintenance and registration costs	283,382	229,227		266,138
Professional fees	1,206,813	1,163,839		1,417,707
D&O insurance	225,772	628,595		1,591,231
Other operating costs	578,830	645,501		565,362
Total operating costs	SFr 3,165,275	SFr 3,860,155	[1]	SFr 11,985,860	[1]

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented